Other Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash payments for interest and income taxes (net of refunds)
Interest	$ 21.5	$ 21.8
Income taxes (net of refunds)	$ 0.5	$ 2.3